SUPPLEMENTAL CASH FLOW INFORMATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Debt repayments of interest	$ 7.1	$ 7.1